Sterling Capital Enhanced Core Bond ETF
Schedule of Investments
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
ASSET BACKED SECURITIES — 25.8%
AUTO LOAN — 1.0%
250,000
Avis Budget Rental Car Funding AESOP,
LLC  Series 3A A
(a)
5.2300 12/20/30 $ 258,224
155,000
Enterprise Fleet Financing 2024-3,
LLC  Series 3 A4
(a)
5.0600 03/20/31 158,540
4,415,000
Toyota Auto Loan Extended Note Trust
2025-1  Series 1A A
(a)
4.6500 05/25/38 4,506,284
4,923,048
COLLATERALIZED LOAN OBLIGATIONS — 3.4%
4,016,000 Ares XLIV CLO Ltd.  Series 44A A1RR
(a)(b)
TSFR3M +
1.130%
5.4240 04/15/34 4,024,108
2,275,056
Carlyle US CLO 2017-3 Ltd.  Series 3A
A1R2 3A
(a)(b)
TSFR3M +
1.400%
5.7250 10/21/37 2,282,680
2,673,000 Dryden 53 CLO Ltd.  Series 53A BR
(a)(b)
TSFR3M +
1.300%
5.6020 01/15/31 2,672,928
4,182,000 LCM 33 Ltd.  Series 33A AR
(a)(b)
TSFR3M +
1.180%
5.4890 07/20/34 4,193,283
3,031,000
Neuberger Berman Loan Advisers CLO 41
Ltd.  Series 41A AR
(a)(b)
TSFR3M +
1.050%
5.3490 04/15/34 3,037,053
16,210,052
COLLATERALIZED MORTGAGE OBLIGATIONS
— 19.2%
3,500,000
Avis Budget Rental Car Funding AESOP,
LLC  Series 4A A
(a)
4.7700 02/20/29 3,546,034
200,000 BANK 2023-BNK46  Series BNK46 A4 5.7450 08/15/56 212,681
1,390,000 BANK5 2023-5YR1  Series 5YR1 A3 6.2600 04/15/56 1,445,471
4,150,000 BANK5 2023-5YR3  Series 5YR3 AS 7.5590 09/15/56 4,458,142
3,462,454 BANK5 2023-5YR4  Series 5YR4 A3 6.5000 12/15/56 3,654,414
200,000 BANK5 2023-5YR4  Series 5YR4 AS 7.2740 12/15/56 214,014
1,189,928 BANK5 2024-5YR5  Series 5YR5 A3 5.7020 02/15/29 1,235,117
2,825,000 BANK5 2025-5YR17  Series 5YR17 A3 5.2250 11/15/58 2,916,701
2,500,000 BANK5 Trust 2024-5YR6  Series 5YR6 A3 6.2250 05/15/57 2,642,115
2,000,000 BANK5 Trust 2024-5YR6  Series 5YR6 AS 6.7900 05/15/57 2,126,540
1,535,000
BBCMS Mortgage Trust 2024-5C25  Series
5C25 A3
5.9460 03/15/57 1,608,090
485,000
BBCMS Mortgage Trust 2024-5C25  Series
5C25 AS
6.3580 03/15/57 506,668
1,665,000
BBCMS Mortgage Trust 2025-5C36  Series
5C36 A3
5.5170 08/15/58 1,739,456
1,141,000
Benchmark 2023-V2 Mortgage Trust  Series
V2 A3
5.8120 05/15/55 1,179,932
3,222,000
Benchmark 2023-V3 Mortgage Trust  Series
V3 A3
6.3630 07/15/56 3,379,473
1,865,000
Benchmark 2024-V5 Mortgage Trust  Series
V5 A3
5.8050 01/10/57 1,944,288

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
100,000
Benchmark 2024-V6 Mortgage Trust  Series
V6 A3
5.9260 03/15/57 $ 104,634
1,750,000
Benchmark 2024-V6 Mortgage Trust  Series
V6 AS
6.3840 03/15/57 1,834,266
200,000
Benchmark 2024-V7 Mortgage Trust  Series
V7 A3
6.2280 05/15/56 211,590
3,500,000
Benchmark 2024-V9 Mortgage Trust  Series
V9 A3
5.6020 08/15/57 3,637,926
900,000
Benchmark 2025-V16 Mortgage
Trust  Series V16 A3
5.4390 08/15/57 936,551
3,260,000
BMO 2023-5C1 Mortgage Trust  Series
5C1 A3
6.5340 08/15/56 3,425,331
2,234,000
BMO 2025-5C12 Mortgage Trust  Series
5C12 A3
5.1800 10/15/58 2,299,263
285,000
CD 2016-CD2 Mortgage Trust  Series CD2
A4
3.5260 11/10/49 278,466
880,000
CD 2017-CD3 Mortgage Trust  Series CD3
A4
3.6310 02/10/50 854,836
5,000,000
CIFC Funding 2017-III Ltd.  Series 3A AR
(a)
(b)
TSFR3M +
1.540%
5.8650 04/20/37 5,015,961
2,000,000
Citigroup Commercial Mortgage Trust 2018-
B2  Series B2 A4
4.0090 03/10/51 1,980,577
1,300,000
COMM 2017-COR2 Mortgage Trust  Series
COR2 A3
3.5100 09/10/50 1,274,359
9,217,578 Freddie Mac REMICS  Series 5243 B 3.5000 05/15/40 8,917,976
3,655,000
Hertz Vehicle Financing III, LLC  Series
2A A
(a)
5.5700 09/25/29 3,769,444
175,000
JPMCC Commercial Mortgage Securities
Trust  Series JP5 A5
3.7230 03/15/50 173,357
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust  Series C32 A4
3.7200 12/15/26 496,187
300,000
Morgan Stanley Capital I 2017-HR2  Series
HR2 A4
3.5870 12/15/50 296,289
908,000
Morgan Stanley Capital I Trust 2018-
H3  Series H3 A5
4.1770 07/15/51 902,626
4,500,000
OneMain Direct Auto Receivables Trust
2025-1  Series 1A A
(a)
5.3600 04/16/35 4,651,944
3,740,000 PFS Financing Corporation  Series B A
(a)
4.8500 02/15/30 3,805,355
3,051,230
Progress Residential 2025-SFR1
Trust  Series SFR1 A
(a)
3.4000 02/17/42 2,917,266
2,550,000
Santander Drive Auto Receivables Trust
2025-1  Series 1 B
4.8800 03/17/31 2,575,238
3,275,557
SMB Private Education Loan Trust 2024-
A  Series A A1A
(a)
5.2400 03/15/56 3,350,654
739,000
VDCM Commercial Mortgage Trust 2025-
AZ  Series AZ C
(a)
6.0330 07/13/44 750,167

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
122,311
Wells Fargo Commercial Mortgage Trust
2015-P2  Series P2 A4
3.8090 12/15/48 $ 121,997
1,334,000
Wells Fargo Commercial Mortgage Trust
2025-5C5  Series 5C5 A3
5.5900 07/15/58 1,396,009
2,015,000
Wells Fargo Commercial Mortgage Trust
2025-5C6  Series 5C6 A3
5.1860 10/15/58 2,075,008
90,862,413
OTHER ASSET BACKED SECURITIES — 2.2%
4,463,000
Barings Equipment Finance, LLC 2025-
A  Series A A3
(a)
4.8200 08/13/32 4,561,221
176,494 MVW 2024-2, LLC  Series 2A A
(a)
4.4300 03/20/42 176,722
1,950,000
OneMain Financial Issuance Trust 2023-
1  Series 1A A
(a)
5.5000 06/14/38 2,019,338
1,385,000
OneMain Financial Issuance Trust 2023-
2  Series 2A A1
(a)
5.8400 09/15/36 1,417,104
2,270,000 Vantage Data Centers, LLC  Series 1A A2
(a)
5.1320 08/15/55 2,284,720
10,459,105
TOTAL ASSET BACKED SECURITIES
(Cost $121,348,427) 122,454,618
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
CORPORATE BONDS — 25.2%
AEROSPACE & DEFENSE — 0.7%
632,000 BAE Systems plc
(a)
5.1250 03/26/29 651,073
582,000 Boeing Company (The) 6.2980 05/01/29 617,811
1,046,000 Boeing Company (The) 5.7050 05/01/40 1,067,948
66,000 Howmet Aerospace, Inc. 4.8500 10/15/31 67,772
661,000 RTX Corporation 6.1000 03/15/34 724,045
3,128,649
ASSET MANAGEMENT — 0.8%
832,000 Apollo Debt Solutions BDC 6.9000 04/13/29 874,995
510,000 Ares Finance Co. III LLC
(a)(b)
H15T5Y +
3.237%
4.1250 06/30/51 502,557
426,000 Ares Management Corporation 6.3750 11/10/28 450,700
1,027,000 BlackRock, Inc. 1.9000 01/28/31 915,810
769,000 Fortitude Group Holdings, LLC
(a)
6.2500 04/01/30 798,970
492,000 KKR Group Finance Company III, LLC
(a)
5.1250 06/01/44 467,487
4,010,519
AUTOMOTIVE — 0.3%
969,000 Ford Motor Company 6.1000 08/19/32 992,967
212,000 Hyundai Capital America
(a)
5.4000 06/23/32 218,453
1,211,420
BANKING — 4.6%
1,757,000 Bank of America Corporation
(b)
SOFRRATE +
2.160%
5.0150 07/22/33 1,796,048

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
812,000 Bank of America Corporation
(b)
SOFRRATE +
1.910%
5.2880 04/25/34 $ 840,372
1,087,000 Bank of America Corporation
(b)
SOFRRATE +
1.697%
5.7440 02/12/36 1,129,775
642,000 Barclays plc
(b)
US0003M +
3.054%
5.0880 06/20/30 650,727
400,000 Citigroup Inc.
(b)
H15T10Y +
2.757%
7.0000 11/15/72 425,446
1,993,000 Citigroup, Inc.
(b)
SOFRRATE +
1.422%
2.9760 11/05/30 1,887,064
491,000 Citizens Financial Group, Inc.
(b)
SOFRRATE +
2.010%
5.8410 01/23/30 511,892
538,000 Comerica Inc.
(b)
SOFRRATE +
2.155%
5.9820 01/30/30 559,977
861,000 Fifth Third Bancorp
(b)
SOFRRATE +
1.660%
4.3370 04/25/33 839,493
644,000 Huntington Bancshares, Inc.
(b)
SOFRRATE +
2.020%
6.2080 08/21/29 677,885
432,000 JPMorgan Chase & Co
(b)
SOFRRATE +
1.635%
5.5760 07/23/36 448,160
1,709,000 JPMorgan Chase & Company
(b)
SOFRRATE +
1.310%
5.0120 01/23/30 1,751,068
1,111,000 JPMorgan Chase & Company
(b)
SOFRRATE +
2.080%
4.9120 07/25/33 1,133,302
1,289,000 Macquarie Group Ltd.
(a)(b)
SOFRRATE +
1.440%
2.6910 06/23/32 1,165,381
897,000 Mitsubishi UFJ Financial Group, Inc.
(b)
H15T1Y +
0.970%
2.4940 10/13/32 800,031
1,083,000 Sumitomo Mitsui Financial Group, Inc.
(b)
2.1300 07/08/30 981,174
857,000 Toronto-Dominion Bank (The)
(b)
USSW5 +
2.205%
3.6250 09/15/31 850,178
589,000 US Bancorp
(b)
SOFRRATE +
1.600%
4.8390 02/01/34 591,760
984,000 Wells Fargo & Co.
(b)
SOFRRATE +
210.000%
4.8970 07/25/33 1,000,111
1,142,000 Wells Fargo & Company
(b)
TSFR3M +
1.432%
2.8790 10/30/30 1,081,514
1,315,000 Wells Fargo & Company
(b)
SOFRRATE +
1.740%
5.6050 04/23/36 1,380,539
1,001,000 Westpac Banking Corporation
(b)
USISOA05 +
2.236%
4.3220 11/23/31 998,224
21,500,121
BEVERAGES — 0.2%
818,000 Bacardi Ltd. / Bacardi-Martini BV
(a)
5.4000 06/15/33 826,903
BIOTECH & PHARMA — 0.9%
1,085,000 Amgen, Inc. 5.2500 03/02/30 1,124,944

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
697,000 CSL Finance plc
(a)
4.2500 04/27/32 $ 687,237
157,000 Eli Lilly & Company 5.5500 10/15/55 161,633
1,200,000
Organon & Company / Organon Foreign
Debt Co-Issuer
(a)
5.1250 04/30/31 1,052,213
658,000 Pfizer Investment Enterprises Pte Ltd. 4.6500 05/19/30 670,554
509,000 Zoetis, Inc. 5.0000 08/17/35 514,275
4,210,856
CABLE & SATELLITE — 0.3%
1,128,000
CCO Holdings, LLC / CCO Holdings
Capital
(a)
4.2500 01/15/34 975,932
518,000
Charter Communications Operating, LLC /
Charter
6.1000 06/01/29 543,683
1,519,615
COMMERCIAL SUPPORT SERVICES — 0.1%
570,000 ADT Security Corporation (The)
(a)
5.8750 10/15/33 570,000
E-COMMERCE DISCRETIONARY — 0.2%
961,000 Amazon.com, Inc. 2.8750 05/12/41 737,825
ELECTRIC UTILITIES — 1.9%
668,000 CenterPoint Energy Houston Electric, LLC 5.1500 03/01/34 685,738
735,000 CMS Energy Corporation 4.7000 03/31/43 651,280
867,000 DTE Electric Company 5.2500 05/15/35 892,808
1,180,000 Duke Energy Florida, LLC 6.2000 11/15/53 1,291,858
1,173,000 Duke Energy Progress, LLC 3.6000 09/15/47 892,798
972,000 Entergy Louisiana, LLC 5.7000 03/15/54 983,279
1,096,000 FirstEnergy Transmission, LLC
(a)
4.7500 01/15/33 1,095,176
409,000 Nevada Power Company
(b)
H15T5Y +
1.936%
6.2500 05/15/55 415,219
1,034,000 NextEra Energy Capital Holdings Inc 2.4400 01/15/32 914,293
610,000 NRG Energy, Inc.
(a)
5.4070 10/15/35 612,456
872,000 Sempra 3.8000 02/01/38 746,093
9,180,998
FOOD — 0.4%
781,000 Kraft Heinz Foods Company 5.0000 06/04/42 721,380
1,077,000 Mars, Inc.
(a)
5.2000 03/01/35 1,101,401
1,822,781
GAS & WATER UTILITIES — 0.2%
914,000 Southern Company Gas Capital Corporation 5.1000 09/15/35 916,754
HEALTH CARE FACILITIES & SERVICES — 0.5%
730,000 CVS Health Corporation 6.0500 06/01/54 738,921
785,000 HCA, Inc. 5.5000 06/01/33 815,857
603,000 IQVIA, Inc. 6.2500 02/01/29 635,285
2,190,063
HOME CONSTRUCTION — 0.5%
426,000 DR Horton, Inc. 4.8500 10/15/30 434,687
465,000 Meritage Homes Corporation
(a)
3.8750 04/15/29 452,846

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
626,000 Meritage Homes Corporation 5.6500 03/15/35 $ 636,133
641,000 New Home Company, Inc. (The)
(a)
9.2500 10/01/29 673,874
456,000 New Home Company, Inc. (The)
(a)
8.5000 11/01/30 473,926
2,671,466
INSTITUTIONAL FINANCIAL SERVICES — 0.8%
836,000 Jane Street Group / JSG Finance, Inc.
(a)
7.1250 04/30/31 877,530
1,447,000 Morgan Stanley
(b)
SOFRRATE +
1.200%
2.5110 10/20/32 1,291,307
1,626,000 Morgan Stanley
(b)
SOFRRATE +
1.870%
5.2500 04/21/34 1,677,291
3,846,128
INSURANCE — 1.8%
682,000 American National Group, Inc.
(a)
6.0000 07/15/35 696,765
1,235,000 Athene Holding Ltd. 5.8750 01/15/34 1,294,254
665,000 Athene Holding Ltd.
(b)
H15T5Y +
2.607%
6.6250 10/15/54 671,986
469,000 Enstar Group Ltd. 3.1000 09/01/31 419,261
675,000 GA Global Funding Trust
(a)
5.5000 01/08/29 698,932
306,000 Global Atlantic Fin Company
(a)
6.7500 03/15/54 324,251
750,000 Meiji Yasuda Life Insurance Company
(a)(b)
USSW5 +
4.230%
5.2000 10/20/45 750,069
1,046,000 Panther Escrow Issuer, LLC
(a)
7.1250 06/01/31 1,088,695
441,000 RGA Global Funding
(a)
5.5000 01/11/31 460,541
824,000 SBL Holdings, Inc.
(a)
5.1250 11/13/26 831,103
422,000 SBL Holdings, Inc.
(a)
7.2000 10/30/34 423,451
490,000 SBL Holdings, Inc.
(a)(b)
H15T5Y +
5.620%
6.5000 11/13/72 478,873
520,000 Transatlantic Holdings, Inc. 8.0000 11/30/39 652,918
8,791,099
INTERNET MEDIA & SERVICES — 0.2%
778,000 Meta Platforms, Inc. 5.4000 08/15/54 769,261
MACHINERY — 0.1%
618,000 Caterpillar, Inc. 5.2000 05/15/35 639,632
MEDICAL EQUIPMENT & DEVICES — 0.3%
783,000 Baxter International, Inc. 2.5390 02/01/32 686,661
816,000 GE HealthCare Technologies, Inc. 5.8570 03/15/30 864,798
1,551,459
METALS & MINING — 0.7%
690,000 Anglo American Capital plc
(a)
6.0000 04/05/54 710,129
417,000 Cleveland-Cliffs, Inc.
(a)
7.5000 09/15/31 430,105
1,256,000 Freeport-McMoRan, Inc. 5.4500 03/15/43 1,210,495
884,000 Glencore Funding, LLC
(a)
5.6730 04/01/35 919,258
3,269,987
OIL & GAS PRODUCERS — 2.0%
952,000 Aker BP ASA
(a)
3.7500 01/15/30 919,718
542,000 APA Corporation
(a)
6.7500 02/15/55 546,843

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
415,000
Ascent Resources Utica Holdings, LLC /
ARU Finance
(a)
6.6250 10/15/32 $ 423,815
240,000 Buckeye Partners, L.P.
(a)
6.7500 02/01/30 249,459
685,000 Civitas Resources, Inc.
(a)
9.6250 06/15/33 724,050
710,000 Crescent Energy Finance, LLC
(a)
8.3750 01/15/34 719,988
676,000 Diamondback Energy, Inc. 5.4000 04/18/34 690,366
567,000 Energy Transfer LP 3.7500 05/15/30 550,718
411,000 Hess Midstream Operations, L.P.
(a)
6.5000 06/01/29 424,138
771,000 MPLX, L.P. 4.5000 04/15/38 697,764
836,000 Permian Resources Operating LLC
(a)
5.8750 07/01/29 840,369
644,000 Pioneer Natural Resources Company 1.9000 08/15/30 578,665
644,000 Sunoco, L.P. / Sunoco Finance Corporation 4.5000 05/15/29 628,723
623,000 Targa Resources Corporation 6.5000 03/30/34 679,236
699,000 Woodside Finance Ltd. 6.0000 05/19/35 730,012
9,403,864
REAL ESTATE INVESTMENT TRUSTS — 1.4%
802,000 Extra Space Storage, L.P. 4.9500 01/15/33 807,150
480,000 Global Net Lease, Inc. / Global Net Lease
(a)
3.7500 12/15/27 466,310
508,000 Invitation Homes Operating Partnership, L.P. 4.1500 04/15/32 491,659
1,217,000 Iron Mountain, Inc.
(a)
4.5000 02/15/31 1,162,833
656,000 LXP Industrial Trust 2.7000 09/15/30 599,663
472,000
Necessity Retail REIT Inc (The) / American
Finance
(a)
4.5000 09/30/28 462,109
706,000 Phillips Edison Grocery Center Operating 4.9500 01/15/35 696,480
629,000 Prologis Targeted US Logistics Fund, L.P.
(a)
5.5000 04/01/34 653,679
861,000 Store Capital, LLC 2.7500 11/18/30 783,163
683,000 Tanger Properties, L.P. 2.7500 09/01/31 612,381
6,735,427
RETAIL - DISCRETIONARY — 0.5%
876,000 Bath & Body Works, Inc. 6.8750 11/01/35 912,531
800,000 Lowe's Companies, Inc. 1.7000 10/15/30 704,354
820,000 Macy's Retail Holdings, LLC
(a)
5.8750 03/15/30 820,427
2,437,312
SEMICONDUCTORS — 0.9%
580,000 Broadcom, Inc. 4.2000 10/15/30 579,158
1,050,000 Broadcom, Inc.
(a)
4.9260 05/15/37 1,047,643
960,000 Entegris Escrow Corporation
(a)
4.7500 04/15/29 952,793
1,039,000 Foundry JV Holdco, LLC
(a)
6.1500 01/25/32 1,111,373
430,000 Microchip Technology, Inc. 5.0500 02/15/30 439,848
4,130,815
SOFTWARE — 0.3%
600,000 Oracle Corporation 5.8750 09/26/45 601,976
885,000 Oracle Corporation 6.1250 08/03/65 889,083
1,491,059
SPECIALTY FINANCE — 1.5%
480,000 AerCap Ireland Capital DAC 6.1500 09/30/30 514,539

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($) Spread
Coupon
Rate (%) Maturity Fair Value
936,000 Aircastle Ltd. / Aircastle Ireland DAC
(a)
5.0000 09/15/30 $ 943,488
858,000 Ally Financial, Inc.
(b)
SOFRRATE +
1.730%
5.5430 01/17/31 874,499
823,000 American Express Company
(b)
SOFRINDX +
1.320%
5.4420 01/30/36 856,294
779,000
Ladder Capital Finance Holdings LLLP /
Ladder
(a)
7.0000 07/15/31 817,299
413,000 OneMain Finance Corporation 7.8750 03/15/30 437,346
437,000 OneMain Finance Corporation 6.1250 05/15/30 442,875
474,000 OneMain Finance Corporation 7.1250 09/15/32 490,252
788,000 PennyMac Financial Services, Inc.
(a)
6.7500 02/15/34 804,470
912,000 Starwood Property Trust, Inc.
(a)
6.5000 10/15/30 944,347
7,125,409
STEEL — 0.2%
398,000 Cleveland-Cliffs, Inc.
(a)
6.8750 11/01/29 405,929
748,000 Steel Dynamics, Inc. 5.3750 08/15/34 773,679
1,179,608
TECHNOLOGY HARDWARE — 0.6%
565,000 Dell International, LLC / EMC Corporation 4.7500 10/06/32 562,640
743,000 Dell Technologies, Inc. 5.5000 04/01/35 767,834
851,000 Hewlett Packard Enterprise Company 4.4000 10/15/30 846,110
727,000 Motorola Solutions, Inc. 4.8500 08/15/30 741,159
2,917,743
TECHNOLOGY SERVICES — 0.6%
714,000 Fiserv, Inc. 5.1500 08/12/34 722,866
677,000 Gartner, Inc.
(a)
4.5000 07/01/28 671,581
781,000 Sabre GLBL, Inc.
(a)
10.7500 11/15/29 757,686
722,000 Verisk Analytics, Inc. 5.2500 03/15/35 736,528
2,888,661
TELECOMMUNICATIONS — 0.8%
675,000 AT&T, Inc. 4.3000 02/15/30 676,596
1,399,000 AT&T, Inc. 3.5000 06/01/41 1,118,966
736,000 Sprint Capital Corporation 8.7500 03/15/32 896,885
1,108,000 T-Mobile USA, Inc. 6.0000 06/15/54 1,147,980
3,840,427
TOBACCO & CANNABIS — 0.3%
772,000 B.A.T. Capital Corp. 6.4210 08/02/33 847,817
655,000 Philip Morris International, Inc. 5.1250 02/15/30 677,188
1,525,005
TRANSPORTATION & LOGISTICS — 0.6%
706,000 Burlington Northern Santa Fe, LLC 4.9500 09/15/41 680,263
740,000 Delta Air Lines, Inc. 5.2500 07/10/30 755,207
415,000 Stonepeak Nile Parent, LLC
(a)
7.2500 03/15/32 437,351
773,000 United Airlines, Inc.
(a)
4.6250 04/15/29 761,748
2,634,569
TOTAL CORPORATE BONDS (Cost $116,788,334) 119,675,435

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
U.S. GOVERNMENT & AGENCIES — 29.2%
8,472,149 Fannie Mae Pool FA0642 2.5000 03/01/42 $ 7,610,771
4,300,041 Fannie Mae Pool CA3823 4.0000 07/01/49 4,158,645
10,444,503 Fannie Mae Pool CB0737 3.0000 06/01/51 9,270,432
387,611 Fannie Mae Pool FS8708 4.0000 08/01/51 371,265
9,371,201 Fannie Mae Pool FM8686 2.5000 09/01/51 8,066,444
5,565,606 Fannie Mae Pool FS1133 4.0000 10/01/51 5,332,210
1,248,192 Fannie Mae Pool FM9464 3.0000 11/01/51 1,114,895
211,569 Fannie Mae Pool FS8108 2.5000 01/01/52 180,267
3,233,019 Fannie Mae Pool FA0543 2.5000 06/01/52 2,779,653
356,493 Fannie Mae Pool FS3809 4.5000 11/01/52 348,757
5,500,619 Fannie Mae Pool CB6081 5.5000 04/01/53 5,588,397
362,582 Fannie Mae Pool FS4571 5.5000 05/01/53 368,924
3,847,805 Fannie Mae Pool FA0202 5.5000 02/01/54 3,903,502
9,268,477 Fannie Mae Pool CB8755 6.0000 06/01/54 9,518,162
7,475,390 Fannie Mae Pool FS9801 5.5000 11/01/54 7,557,631
6,728,584 Freddie Mac Pool SD6920 4.0000 04/01/47 6,544,214
10,069,258 Freddie Mac Pool SD0739 3.5000 10/01/51 9,372,646
1,494,659 Freddie Mac Pool RA7191 3.5000 04/01/52 1,373,380
6,973,050 Freddie Mac Pool SL0704 4.5000 03/01/53 6,826,808
4,669,190 Freddie Mac Pool SL1072 4.5000 04/01/53 4,573,179
5,814,258 Freddie Mac Pool SL0448 4.5000 04/01/53 5,673,135
3,110,982 Freddie Mac Pool SD2639 4.5000 04/01/53 3,050,076
8,949,955 Freddie Mac Pool SD3354 5.0000 06/01/53 8,923,950
361,948 Freddie Mac Pool SD3814 5.0000 08/01/53 360,685
5,892,930 Freddie Mac Pool SL0715 5.0000 10/01/54 5,876,499
6,979,974 Freddie Mac Pool QX0510 5.0000 12/01/54 6,929,592
3,938,656 Freddie Mac Pool SL0797 6.0000 02/01/55 4,063,809
1,882,425 Freddie Mac Pool SL0769 6.0000 02/01/55 1,950,371
4,842,664 Freddie Mac Pool SL1522 6.0000 02/01/55 5,006,479
2,299,886 Freddie Mac Pool SL1812 5.5000 08/01/55 2,348,673
139,043,451
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $137,063,591) 139,043,451
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
U.S. TREASURY BONDS & NOTES — 18.1%
4,941,000 United States Treasury Bond 2.6250 02/15/29 4,781,576
7,479,500 United States Treasury Bond 4.0000 02/28/30 7,567,443
8,537,400 United States Treasury Bond 4.1250 11/15/32 8,637,781
23,521,900 United States Treasury Bond 4.0000 02/15/34 23,465,392
23,705,600 United States Treasury Bond 2.5000 02/15/45 16,987,470
30,192,000 United States Treasury Bond 1.3750 08/15/50 15,189,760
10,121,200 United States Treasury Bond 4.2500 08/15/54 9,346,296

Sterling Capital Enhanced Core Bond ETF
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
Principal
Amount
($)
Coupon
Rate (%) Maturity Fair Value
$ 85,975,718
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $85,273,596) 85,975,718
TOTAL INVESTMENTS - 98.3% (Cost $460,473,948) $ 467,149,222
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7% 8,191,007
NET ASSETS - 100.0% $ 475,340,229
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of September 30, 2025, the total market value of Rule 144A securities is $98,484,063 or 20.72% of net assets.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.

Sterling Capital Enhanced Core Bond ETF
Schedule of Futures Contracts
September 30, 2025 (Unaudited)
11
FUTURES CONTRACTS Contracts Expiration Date Notional Value
Aggregate
Market Value of
Contracts
Unrealized
Appreciation
(Depreciation)
5-Year US Treasury Note Future 20 12/31/2025 $ 2,195,312 $ 2,183,906 $ (11,406)
CBOT 2 Year US Treasury Note Future 85 12/31/2025 17,749,071 17,713,867 (35,204)
Total Futures Contracts $ 19, 944,383 $ 19,897,773 $ (46,610)